Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Net income	$ 69,098	$ 129,537	$ 94,949
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Gains on cash flow hedges, before tax	0	305	5,417
Reclassification adjustments on cash flow hedges, before tax	0	781	(3,961)
Cash flow hedges, before tax	0	1,086	1,456
Gains (losses) on pensions, before tax	117	(863)	180
Foreign currency translation adjustments, before tax	(45,807)	27,639	(51,383)
Other comprehensive (loss) income, before tax	(45,690)	27,862	(49,747)
Income tax relating to components of other comprehensive (loss) income	(2,151)	416	(1,174)
Total other comprehensive (loss) income, after tax	(47,841)	28,278	(50,921)
Comprehensive income	21,257	157,815	44,028
Comprehensive (income) loss attributable to noncontrolling interest	(367)	(222)	3,160
Comprehensive income attributable to the owners of QIAGEN N.V.	$ 20,890	$ 157,593	$ 47,188